Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of net monetary assets and liabilities denominated in foreign currency
The table below shows the extent to which the Company has net monetary assets (liabilities) in currencies other than the functional currency of the Company.

As at	Dec 31, 2017	Dec 31, 2016
(Amounts in USD)
GBP	114,865	95,943
Euro	11,403	13,024
Indian Rupees	14,866	9,600
Swedish Krona	8,040	10,505
Australian Dollars	4,038	4,392
South African Rand	4,781	2,509
Papua New Guinea Kina	3,179	3,073
Canadian Dollars	447	(465)
Other	10,856	10,104
Total	172,475	148,685

Disclosure of sensitivity analysis for interest rate risk
The following table presents a sensitivity analysis to show the impact on the significant impairments for changes in certain assumptions:

	Discount rate		Terminal revenue growth assumption
	+0.5%	-0.5%	+0.5%	-0.5%
Liothyronine Sodium	958	(1,009)	(364)	345
Fusidic Acid	1,696	(1,793)	(719)	681
Prednisolone	301	(317)	(116)	110
Nefopam	88	(93)	(37)	35
Dicycloverine	260	(274)	(107)	101
Prochlorperazine Mesilate	101	(106)	(39)	37
Alimemazine Tartrate	89	(91)	—	—
The following table presents a sensitivity analysis to show the impact on significant impairments for changes in certain assumptions:

	Discount rate		Terminal revenue growth assumption
	+0.5%	-0.5%	+0.5%	-0.5%
Erythromycin	443	(462)	(128)	123
Cyclizine Hcl	1,004	(1,060)	(402)	381
Prednisolone	55	(57)	(12)	12
Trazodone	72	(76)	(27)	26
Ergotamine + Caffeine	175	(185)	(70)	67
Dipipanone + Cyclizine	306	(323)	(121)	115
Hydralazine Hcl	209	(220)	(82)	78
The following table presents a sensitivity analysis to show the impact on the impairments for changes in certain assumptions:

	Discount rate		Terminal revenue growth assumption
	+1%	-1%	+1%	-1%
Plaquenil®	1,537	(1,660)	(1,803)	1,946
Uroxatral®	588	(552)	(684)	641
Dyrenium®	697	(776)	(1,228)	1,350
Dibenzyline®	1,390	(1,529)	(1,290)	1,420
Parnate®	253	(234)	(280)	305
Ulesfia®	—	—	—	—
The following table presents a sensitivity analysis to show the impact on the significant impairments for changes in certain assumptions:

	Discount rate		Terminal revenue growth assumption
	+1%	-1%	+1%	-1%
Levothyroxine Sodium	4,783	(5,417)	(8,852)	7,810
Prednisolone	3,089	(3,499)	(5,328)	4,701
Hydrocortisone	355	(401)	(648)	571
Carbimazole	3,450	(3,909)	(5,957)	5,256
Tranylcypromine Sulphate	698	(790)	(1,156)	1,020
Dicycloverine	836	(947)	(1,281)	1,130
Dipipanone Cyclizine	1,022	(1,160)	(581)	513
Nefopam	1,151	(1,303)	(1,842)	1,626
A 1% appreciation (depreciation) in the interest rate would result in the following:

	2017	2016	2015
Impact of a 1% increase in interest rates for contingent purchase consideration payable on net loss	134	(166)	(1,665)
Impact of a 1% decrease in interest rates for contingent purchase consideration payable on net loss	(131)	177	1,760
Impact of a 1% increase in interest rates above LIBOR floor for long-term debt on net loss	(3,971)	(18,009)	(6,331)

Disclosure of maturity analysis for non-derivative financial liabilities
The following tables summarize the Company’s significant contractual undiscounted cash flows as at December 31, 2017 and December 31, 2016:

As at	Dec 31, 2017
Financial Instruments	< 3 months	3 to 6 months	6 months to 1 year	1 to 2 years	2 to 5 years	Thereafter	Total
Accounts payable and accrued liabilities	95,345	—	—	—	—	—	95,345
Provisions	26,130	3,902	4,064	—	—	—	34,096
Long-term debt (a)	3,688,418	—	—	—	—	—	3,688,418
Interest on long-term debt (b)	106,568	—	—	—	—	—	106,568
Purchase consideration payable	1,000	—	1,000	1,000	11,191	1,000	15,191
Cross currency swap liability	114,431	—	—	—	—	—	114,431
	4,031,892	3,902	5,064	1,000	11,191	1,000	4,054,049

As at	Dec 31, 2016
Financial Instruments	< 3 months	3 to 6 months	6 months to 1 year	1 to 2 years	2 to 5 years	Thereafter	Total
Accounts payable and accrued liabilities	169,493	—	—	—	—	—	169,493
Provisions	19,441	2,786	5,007	—	—	—	27,234
Long-term debt (a)	10,720	10,720	55,052	42,881	1,612,335	1,975,835	3,707,543
Interest on long-term debt	26,623	104,337	140,466	261,298	744,511	181,220	1,458,455
Purchase consideration payable	105,072	—	503	2,503	6,295	7,377	121,750
Derivative financial instruments(c)	—	(2,056)	1,707	7,019	150	—	6,820
	331,349	115,787	202,735	313,701	2,363,291	2,164,432	5,491,295

(a) Long-term debt cash flows include an estimate of the minimum required annual excess cash flow sweep (refer to Note 14 (a)). No payments of excess cash flow were required to be made in 2017 and none are expected to be made in 2018. In addition, any payments that would be due as a result of the excess cash flow calculation would be stayed by the CBCA preliminary interim order. Refer to Notes 2 and 14 for details on long-term debt classification as at December 31, 2017 and the CBCA proceedings.
(b) The contractual interest amount as at December 31, 2017 reflects the accrued interest payable on long-term debt.
(c) Derivative financial instruments reflect the interest income, interest expense and principal amounts payable to and receivable from the counterparty under the contracts.

Disclosure of maturity analysis for derivative financial liabilities
The following tables summarize the Company’s significant contractual undiscounted cash flows as at December 31, 2017 and December 31, 2016:

As at	Dec 31, 2017
Financial Instruments	< 3 months	3 to 6 months	6 months to 1 year	1 to 2 years	2 to 5 years	Thereafter	Total
Accounts payable and accrued liabilities	95,345	—	—	—	—	—	95,345
Provisions	26,130	3,902	4,064	—	—	—	34,096
Long-term debt (a)	3,688,418	—	—	—	—	—	3,688,418
Interest on long-term debt (b)	106,568	—	—	—	—	—	106,568
Purchase consideration payable	1,000	—	1,000	1,000	11,191	1,000	15,191
Cross currency swap liability	114,431	—	—	—	—	—	114,431
	4,031,892	3,902	5,064	1,000	11,191	1,000	4,054,049

As at	Dec 31, 2016
Financial Instruments	< 3 months	3 to 6 months	6 months to 1 year	1 to 2 years	2 to 5 years	Thereafter	Total
Accounts payable and accrued liabilities	169,493	—	—	—	—	—	169,493
Provisions	19,441	2,786	5,007	—	—	—	27,234
Long-term debt (a)	10,720	10,720	55,052	42,881	1,612,335	1,975,835	3,707,543
Interest on long-term debt	26,623	104,337	140,466	261,298	744,511	181,220	1,458,455
Purchase consideration payable	105,072	—	503	2,503	6,295	7,377	121,750
Derivative financial instruments(c)	—	(2,056)	1,707	7,019	150	—	6,820
	331,349	115,787	202,735	313,701	2,363,291	2,164,432	5,491,295

(a) Long-term debt cash flows include an estimate of the minimum required annual excess cash flow sweep (refer to Note 14 (a)). No payments of excess cash flow were required to be made in 2017 and none are expected to be made in 2018. In addition, any payments that would be due as a result of the excess cash flow calculation would be stayed by the CBCA preliminary interim order. Refer to Notes 2 and 14 for details on long-term debt classification as at December 31, 2017 and the CBCA proceedings.
(b) The contractual interest amount as at December 31, 2017 reflects the accrued interest payable on long-term debt.
(c) Derivative financial instruments reflect the interest income, interest expense and principal amounts payable to and receivable from the counterparty under the contracts.